Financial Risk (Details 3) - Securities at FVOCI - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Credit risk
Total	$ 5,094	$ 21,798
Cost [member]
Credit risk
Total	5,094	21,798
Loss allowance
Credit risk
Total		173	$ 222
Stage 1 | Loss allowance
Credit risk
Total		33	24
Stage 2 | Stage 2 | Loss allowance
Credit risk
Total		140	$ 198
Credit risk
Credit risk
Total	5,094	21,625
Credit risk | Cost [member]
Credit risk
Total	5,094	21,798
Credit risk | Loss allowance
Credit risk
Total		(173)
Credit risk | Grade 1 - 4 | 0.03 - 0.74 | Cost [member]
Credit risk
Total	5,094
Credit risk | Grade 1 - 4 | 0.03 - 0.80 | Cost [member]
Credit risk
Total		18,911
Credit risk | Grade 5 - 6 | 0.81 - 4.12 | Cost [member]
Credit risk
Total		2,887
Credit risk | Stage 1
Credit risk
Total	5,094	18,878
Credit risk | Stage 1 | Cost [member]
Credit risk
Total	5,094	18,911
Credit risk | Stage 1 | Loss allowance
Credit risk
Total		(33)
Credit risk | Stage 1 | Grade 1 - 4 | 0.03 - 0.74 | Cost [member]
Credit risk
Total	$ 5,094
Credit risk | Stage 1 | Grade 1 - 4 | 0.03 - 0.80 | Cost [member]
Credit risk
Total		18,911
Credit risk | Stage 2 | Stage 2
Credit risk
Total		2,747
Credit risk | Stage 2 | Stage 2 | Cost [member]
Credit risk
Total		2,887
Credit risk | Stage 2 | Stage 2 | Loss allowance
Credit risk
Total		(140)
Credit risk | Stage 2 | Stage 2 | Grade 5 - 6 | 0.81 - 4.12 | Cost [member]
Credit risk
Total		$ 2,887